UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
[]    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period                 to
Date of Report (Date of earliest event reported)
Commission File Number of securitizer:
Central Index Key Number of securitizer:
__________________________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
[✔]    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor: 1658438
Nationstar Reverse Mortgage Funding LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):
________________________________________Katherine K. Connell, 469-240-4688_______________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Nationstar Reverse Mortgage Funding LLC

Date: June 16, 2016

By: _/s/ Amar Patel __ Name: Amar Patel
Title: Senior Vice President

EXHIBIT INDEX

Exhibit Number

Exhibit 99.1 - Third Party Due Diligence Report - AMC Executive Summary
Schedule 1 - Due Diligence Selection